CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2025	Mar. 31, 2024
Common shares, shares issued (in shares)	288,700,000	253,400,000
Class A Voting Share | LIONS GATE ENTERTAINMENT CORP [Member]
Common shares, no par value	$ 0	$ 0
Authorized common shares	500,000,000	500,000,000
Common shares, shares issued (in shares)	83,700,000	83,600,000
Class B Non-Voting Shares | LIONS GATE ENTERTAINMENT CORP [Member]
Common shares, no par value	$ 0	$ 0
Authorized common shares	500,000,000	500,000,000
Common shares, shares issued (in shares)	156,800,000	151,700,000